IMPAIRMENT OF ASSETS	12 Months Ended
Dec. 31, 2017
IMPAIRMENT OF ASSETS
IMPAIRMENT OF ASSETS

NOTE 28 — IMPAIRMENT OF ASSETS

The Company performs tests for impairment of assets, notably goodwill and other long-lived assets, based on projections of discounted cash flows, which take into account assumptions such as: cost of capital, growth rate and adjustments applied to flows in perpetuity, methodology for working capital determination, investment plans, and long-term economic-financial forecasts. The impairment test of these assets are assessed based on the analysis of facts or circumstances that may indicate the need to perform the impairment test and are performed annually in December, or being anticipated whenever changes in events or circumstances indicate that the goodwill and other long-lived assets may be impaired.

To determine the recoverable amount of each business segment, the Company uses the discounted cash flow method, using as basis, financial and economic projections for each segment. The projections are prepared by taking into consideration observed changes in the economic scenario in the market where the Company operates, as well as assumptions with respect to future results and the historical profitability of each segment.

The Company maintains its monitoring of the steel market in order to identify any deterioration, significant drop in demand from steel consuming sectors (notably automotive and construction), stoppage of industrial plants or relevant changes in the economy or financial market that result in increased perception of risk or reduction of liquidity and refinancing capacity.

During the fourth quarter of 2017, the Company identified an increase in the pre-tax discount rate at a higher intensity than that contemplated in the quarterly monitoring conducted during the year in the North America segment, where the increase in the pre-tax discount rate was 0.5% compared to 2016.

The Company performed the impairment test for goodwill and other long-lived assets, in which impairment losses were recognized in the amount of R$ 1,114,807 (R$ 2,917,911 in 2016), of which R$ 265,369 (R$ 239,329 in 2016) as a result of the impairment test of other long-lived assets (note 28.1) and R$ 849,438 (R$ 2,678,582 in 2016) as a result of the goodwill impairment test (note 28.2).

28.1 Other assets Impairment test

In the fourth quarter of 2017, due to the lack of expectation of future use of some assets in some industrial plants, tests performed on other long-lived assets identified impairment losses in property, plant and equipment in the amount of R$ 265,369, of which R$ 45,279 in the Brazil segment and R$ 220,090 in the North America segment, resulting from a recoverable amount below the book value. These losses were determined based on the difference between the book value and the recoverable amount of these assets, which represents their value in use (higher between the fair value net of disposal expenses and their value in use). In 2016, due to the interruption of certain activities as result of significant changes in the economy of the region where these units are located and the lack of expectation of future use of some assets of these industrial plants, tests performed on other long-lived assets identified impairment losses on property, plant and equipment in the amount of R$ 239,329, of which R$ 138,765 in the South America segment and R$ 100,564 in the North America segment, resulting from a recoverable amount below the book value. These losses were determined based on the difference between the book value and the recoverable amount of these assets in the amount of R$ 138,543, which represents their value in use (higher between the fair value net of disposal expenses and their value in use).

The pre-tax discount rates used for this test are the same as presented in note 28.2 of the goodwill impairment test.

28.2 Goodwill impairment test

The Company has four operating segments, which represents the lowest level in which goodwill is monitored by the Company. In the fourth quarter of 2017, the Company evaluated the recoverability of the goodwill of its segments. Based on the aforementioned events, notably the increment in the pre tax discount rate in the North America segment, the analyzes carried out identified a loss due to non-recoverability of goodwill in the amount of R$ 849,438 for the North America segment. In 2016, the tests identified an impairment loss of goodwill in the amount of R$ 2,678,582 for the North American segment caused by the deterioration of the economic conditions reflected by the decrease of the EBITDA margin at that time.

The period for projecting the cash flows for the goodwill impairment test was five years. The assumptions used to determine the value in use based on the discounted cash flow method include analysis prepared in dollars, such as: projected cash flows based on management estimates for future cash flows, exchange rates, discount rates and growth rates on perpetuity. The cash flow projections already reflect a more challenging competitive scenario than projected in previous years, resulting from a deterioration in the steel consuming markets and overcapacity in the industry, as well as macroeconomic challenges in some geographies in which the Company operates. The perpetuity was calculated considering stable operating margins, levels of working capital and investments. The perpetuity growth rates considered in the 2017 test were: a) North America: 3% (3% in December 2016); b) Special Steel: 3% (3% in December 2016); c) South America: 3% (3% in December 2016); and d) Brazil: 3% (3% in December 2016).

The pre-tax discount rates used were determined taking into consideration market information available on the date of performing the impairment test. The Company adopted distinct rates for each business segment tested with the purpose of reflecting the differences among the markets in which each segment operates, as well as the risks associated to each of them. The pre-tax discount rates used were: a) North America: 13.6% (13.1% in December 2016); b) Special Steel: 13.1% (14.0% in December 2016); c) South America: 14.7% (14.6% in December 2016); and d) Brazil 15.2%: (14.9% in December 2016).

Discounted cash flows are compared to the book value of each segment and result in the recoverable amount as shown below: a) North America: below the book value of R$ 849 million (below the book value of R$ 2,679 million in 2016); b) South America: exceeded the book value by R$ 437 million (exceeded the book value by R$ 724 million in 2016); c) Special Steel: exceeded the book value by R$ 3,989 million (exceeded the book value by R$ 1,601 million in 2016); and d) Brazil: exceeded the book value by R$ 1,747 million (exceeded the book value by R$ 1,225 million in 2016).

The Company performed a sensitivity analysis in the assumptions of discount rate and perpetuity growth rate, due to the potential impact in the discounted cash flows.

An increase of 0.5 percentage points in the discount rate of each segment’s cash flow would result in a recoverable amount below the book value and / or that exceeded the book value as shown below: a) North America: below book value of R$ 506 million (below the book value by R$ 872 million in 2016); b) Special Steel: exceeded book value by R$ 3,422 million (exceeded the book value by R$ 1,170 million in 2016); c) South America: exceeded book value by R$ 265 million (exceeded the book value by R$ 486 million in 2016);  and d) Brazil: exceeded the book value by R$ 999 million (exceeded the book value by R$ 425 million in 2016).

On the other hand, a decrease of 0.5 percentage points in the perpetuity growth rate of the cash flow of each business segment would result in a recoverable amount below the book value and / or that exceeded the book value as shown below: a) North America: below the book value by R$ 310 million (below the book value by R$ 661 million in 2016); b) Special Steel: exceeded the book value by R$ 3,596 million (exceeded the book value by R$ 1,301 million in 2016); c) South America: exceeded the book value by R$ 318 million (exceeded the book value by R$ 561 million in 2016); and d) Brazil: exceeded the book value by R$ 1,254 million (exceeded the book value by R$ 673 million in 2016).

The Company will maintain over the next year its constant monitoring of the steel market in order to identify any deterioration, significant drop in demand from steel consuming sectors (notably automotive and construction), stoppage of industrial plants or activities relevant changes in the economy or financial market that result in increased perception of risk or reduction of liquidity and refinancing capacity. Although the projections made by the Company provide a more challenging scenario than that in recent years, the events mentioned above, if manifested in a greater intensity than that anticipated in the assumptions made by management, may lead the Company to revise its projections of value in use and eventually result in impairment losses.